Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 7,486	$ 6,572	$ 4,310
Non-cash items included in net profit and other adjustments:
Credit loss expense / (release)	(148)	694	78
Share of net profits of associates and joint ventures and impairment related to associates	(105)	(84)	(45)
Deferred tax expense / (benefit)	434	352	477
Net loss / (gain) from investing activities	(230)	(698)	220
Net loss / (gain) from financing activities	100	3,246	6,493
Other net adjustments	3,802	(8,076)	854
Depreciation, amortization and impairment of non-financial assets	2,118	2,126	1,940
Net change in operating assets and liabilities:
Loans and advances to banks and amounts due to banks	2,148	3,586	(4,336)
Securities financing transactions	(2,316)	9,588	8,678
Cash collateral on derivative instruments	(3,312)	(3,487)	2,839
Loans and advances to customers	(27,460)	(33,656)	(3,128)
Customer deposits	29,825	51,805	23,217
Financial assets and liabilities at fair value held for trading and derivative financial instruments	(10,516)	11,259	(18,829)
Brokerage receivables and payables	8,115	(5,199)	(2,347)
Financial assets at fair value not held for trading, other financial assets and liabilities	19,609	320	33
Provisions, other non-financial assets and liabilities	3,010	(387)	55
Income taxes paid, net of refunds	(1,134)	(1,002)	(804)
Net cash flow from / (used in) operating activities	31,425	36,958	19,705
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(1)	(46)	(26)
Disposal of subsidiaries, associates and intangible assets	593	674	114
Purchase of property, equipment and software	(1,841)	(1,854)	(1,584)
Disposal of property, equipment and software	295	366	11
Purchase of financial assets measured at fair value through other comprehensive income	(5,802)	(6,290)	(3,424)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	5,052	4,530	3,913
Net (purchase) / redemption of debt securities measured at amortized cost	(415)	(4,166)	(562)
Net cash flow from / (used in) investing activities	(2,119)	(6,785)	(1,558)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(3,093)	23,845	(17,149)
Net movements in treasury shares and own equity derivative activity	(3,341)	(1,387)	(1,559)
Distributions paid on UBS shares	(1,301)	(2,607)	(2,544)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	98,272	80,255	65,047
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(79,909)	(87,098)	(68,883)
Net cash flows from other financing activities	(282)	(575)	(526)
Net cash flow from / (used in) financing activities	10,345	12,432	(25,614)
Total cash flow
Cash and cash equivalents at the beginning of the year	173,531	119,873	126,079
Net cash flow from / (used in) operating, investing and financing activities	39,651	42,605	(7,467)
Effects of exchange rate differences on cash and cash equivalents	(5,307)	11,052	1,261
Cash and cash equivalents at the end of the year	207,875	173,531	119,873
Net cash flow from / (used in) operating activities includes:
Interest received in cash	11,163	11,915	15,315
Interest paid in cash	4,707	6,320	10,769
Dividends on equity investments, investment funds and associates received in cash	2,531	1,901	3,145
UBS AG
Cash flow from / (used in) operating activities
Net profit / (loss)	7,061	6,211	3,971
Non-cash items included in net profit and other adjustments:
Credit loss expense / (release)	(148)	695	78
Share of net profits of associates and joint ventures and impairment related to associates	(105)	(84)	(45)
Deferred tax expense / (benefit)	432	355	460
Net loss / (gain) from investing activities	(230)	(698)	220
Net loss / (gain) from financing activities	100	3,246	6,506
Other net adjustments	3,790	(8,061)	862
Depreciation, amortization and impairment of non-financial assets	1,875	1,909	1,751
Net change in operating assets and liabilities:
Loans and advances to banks and amounts due to banks	2,148	3,586	(4,336)
Securities financing transactions	(2,316)	9,588	8,678
Cash collateral on derivative instruments	(3,311)	(3,486)	2,842
Loans and advances to customers	(26,943)	(33,897)	(3,205)
Customer deposits	29,349	52,831	23,399
Financial assets and liabilities at fair value held for trading and derivative financial instruments	(10,635)	11,326	(18,873)
Brokerage receivables and payables	8,115	(5,199)	(2,347)
Financial assets at fair value not held for trading, other financial assets and liabilities	19,793	392	126
Provisions, other non-financial assets and liabilities	2,617	(1,213)	(537)
Income taxes paid, net of refunds	(1,026)	(919)	(741)
Net cash flow from / (used in) operating activities	30,563	36,581	18,805
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(1)	(46)	(26)
Disposal of subsidiaries, associates and intangible assets	593	674	114
Purchase of property, equipment and software	(1,581)	(1,573)	(1,401)
Disposal of property, equipment and software	295	364	11
Purchase of financial assets measured at fair value through other comprehensive income	(5,802)	(6,290)	(3,424)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	5,052	4,530	3,913
Net (purchase) / redemption of debt securities measured at amortized cost	(415)	(4,166)	(562)
Net cash flow from / (used in) investing activities	(1,860)	(6,506)	(1,374)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(3,093)	23,845	(17,149)
Distributions paid on UBS shares	(4,539)	(3,848)	(3,250)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	98,619	80,153	65,047
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(79,799)	(87,099)	(68,883)
Net cash flows from other financing activities	(261)	(553)	(504)
Net cash flow from / (used in) financing activities	10,927	12,498	(24,738)
Total cash flow
Cash and cash equivalents at the beginning of the year	173,430	119,804	125,853
Net cash flow from / (used in) operating, investing and financing activities	39,630	42,573	(7,307)
Effects of exchange rate differences on cash and cash equivalents	(5,306)	11,053	1,258
Cash and cash equivalents at the end of the year	207,755	173,430	119,804
Net cash flow from / (used in) operating activities includes:
Interest received in cash	11,170	11,929	15,344
Interest paid in cash	4,802	6,414	10,800
Dividends on equity investments, investment funds and associates received in cash	$ 2,531	$ 1,901	$ 3,145